SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2018
Share-based Payment Arrangements [Abstract]
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS
At December 31, 2018, the Company has the following share-based payment arrangements:
Share option plan (equity settled)
The Company has a share option plan under which employees are eligible to receive options to purchase shares in the Company.
Long-term share unit award incentive plan (cash-settled)
In 2005, the Company established a long-term share unit award incentive plan. Under the share-based compensation plan, awards of restricted ("RSU") and performance ("PSU") share units are made to officers, non-officers and directors. The plan results in participants receiving cash compensation based on the value of the underlying notional shares granted under the plan. Payments are based on a trading value of the Company's common shares plus notional dividends and performance of the Company.
In 2015, the Company also established a deferred share units ("DSU") plan. Under the DSU plan, directors are required to take at least 40 percent of total director compensation, excluding meeting fees, as DSUs. A DSU is a notional share that has the same value as one Pembina common share. Its value changes with Pembina's share price. DSUs do not have voting rights but they accrue dividends as additional DSUs, at the same rate as dividends paid on the Company's common shares. DSUs are paid out when a director retires from the board and are redeemed for cash using the weighted average of trading price of common shares on the Toronto Stock Exchange ("TSX") for the last five trading days before the redemption date, multiplied by the number of DSUs the director holds. As of January 1, 2018 directors no longer receive meeting fees, but their base retainer and committee retainer has been increased.
Terms and conditions of share option plan and share unit award incentive plan
The terms and conditions relating to the grants of the share option program and the long-term share unit award incentive plans are listed in the tables below:

Grant date share options granted to employees (thousands of options, except as noted)	Number of options	Contractual life of options
March 7, 2017	1,697	7
May 16, 2017	64	7
August 14, 2017	868	7
October 11, 2017	40	7
November 14, 2017	784	7
December 8, 2017	77	7
March 6, 2018	1,993	7
May 14, 2018	310	7
July 10, 2018	424	7
August 15, 2018	961	7
October 10, 2018	94	7
November 13, 2018	939	7
December 31, 2018	34	7

One-third vest on the first anniversary of the grant date, one-third vest on the second anniversary of the grant date and one-third vest on the third anniversary of the grant date.
Long-term share unit award incentive plan(1)

Grant date RSUs, PSUs and DSUs to Officers, Non-Officers(2) and Directors (thousands of units, except as noted)	PSUs (3)	RSUs (3)	DSUs	Total
January 1, 2017	307	303	32	642
January 1, 2018	404	395	44	843
PSUs vest on the third anniversary of the grant date. RSUs vest one-third on the first anniversary of the grant date, one-third on the second anniversary of the grant date and one-third on the third anniversary of the grant date. Actual units awarded are based on the trading value of the shares and performance of the Company.

(1)	Distribution Units are granted in addition to RSU and PSU grants based on notional accrued dividends from RSU and PSU granted but not paid.

(2)	Non-Officers defined as senior selected positions within the Company.

(3)	Contractual life of 3 years.
Disclosure of share option plan
The number and weighted average exercise prices of share options as follows:

(thousands of options, except as noted)	Number of Options	Weighted Average Exercise Price (dollars)
Outstanding at December 31, 2016	14,310	$39.68
Granted	3,530	$43.28
Exercised	(1,405)	$33.03
Forfeited	(502)	$40.58
Expired	(256)	$47.15
Outstanding at December 31, 2017	15,677	$40.94
Granted	4,755	$43.86
Exercised	(1,729)	$35.34
Forfeited	(523)	$41.56
Expired	(252)	$49.2
Outstanding at December 31, 2018	17,928	$42.12

As of December 31, 2018, the following options are outstanding:

(thousands of options, except as noted) Exercise Price (dollars)	Number outstanding at December 31, 2018	Options Exercisable	Weighted average remaining life
$26.52 – $39.14	4,015	2,825	3.65
$39.15 – $41.55	4,000	1,690	4.93
$41.56 – $43.56	4,216	2,651	4.2
$43.57 – $46.00	2,571	285	6.41
$46.01 – $52.01	3,126	2,189	3.88
Total	17,928	9,640	4.50

The weighted average market price at the date of exercise for share options exercised in the year ended December 31, 2018 was $44.97 (2017: $43.49).
Expected volatility is estimated by considering historic average share price volatility. The weighted average inputs used in the measurement of the fair values at grant date of share options are the following:
Share options granted

For the years ended December 31
(dollars, except as noted)	2018	2017
Weighted average
Fair value at grant date	3.86	4.49
Share price at grant date	43.67	43.13
Exercise price	43.86	43.28
Expected volatility (percent)	20.26	23.5
Expected option life (years)	3.67	3.67
Expected annual dividends per option	2.24	2.04
Expected forfeitures (percent)	6.7	6.1
Risk-free interest rate (based on government bonds)(percent)	2.1	1.2

Disclosure of long-term share unit award incentive plan
The long-term share unit award incentive plans was valued using the volume weighted average price for 20 days ending December 31, 2018 of $42.89 (2017: $44.94). Actual payment may differ from amount valued based on market price and company performance.
Employee expenses

For the years ended December 31
($ millions)	2018	2017
Share option plan, equity settled	14	16
Long-term share unit award incentive plan	49	57
Share-based compensation expense	63	73

Total carrying amount of liabilities for cash settled arrangements	96	79
Total intrinsic value of liability for vested benefits	57	36